3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ......................	$ 6,246,894	$ 6,627,167	$ 1,605,206	$ 1,611,393
Due after one year through five years .	19,511,899	19,966,948	9,835,978	10,096,376
Due after five years through ten years	16,481,918	16,790,538	11,321,068	11,421,851
Due after ten years ............................	85,790,606	89,462,419	--	--
	$ 128,031,317	$ 132,847,072	$ 22,762,252	$ 23,129,620